Organization	12 Months Ended
Mar. 31, 2012
Organization
1.	Organization

Mandalay Digital Group, Inc. (“we”, “us”, “our”, the “Company” or “Mandalay Digital”), formerly NeuMedia, Inc. (“NeuMedia”), formerly Mandalay Media, Inc. (“Mandalay Media”) and formerly Mediavest, Inc. (“Mediavest”), was originally incorporated in the state of Delaware on November 6, 1998 under the name eB2B Commerce, Inc. On April 27, 2000, it merged into DynamicWeb Enterprises Inc., a New Jersey corporation, the surviving company, and changed its name to eB2B Commerce, Inc. On April 13, 2005, the Company changed its name to Mediavest, Inc.  Through January 26, 2005, the Company and its former subsidiaries were engaged in providing business-to-business transaction management services designed to simplify trading between buyers and suppliers. The Company was inactive from January 26, 2005 until its merger with Twistbox Entertainment, Inc., February 12, 2008.  On September 14, 2007, Mediavest was re-incorporated in the state of Delaware as Mandalay Media, Inc. On May 11, 2010 the Company merged with a wholly-owned, newly formed subsidiary, changing its name to NeuMedia, Inc. On February 6, 2012, the Company merged with a wholly-owned, newly formed subsidiary, changing its name to Mandalay Digital Group, Inc.

Twistbox is a global publisher and distributor of branded entertainment content and services primarily focused on enabling the development, distribution and billing of content across mobile networks.  Twistbox publishes and distributes its content in a number of countries.  Since operations began in 2003, Twistbox has developed an intellectual property portfolio that includes mobile rights to global brands and content from film, television and lifestyle media companies. Twistbox has built a proprietary mobile publishing platform that includes: tools that automate device management for the distribution and billing of images and video; a mobile games development and distribution platform that automates the porting of mobile games and applications to multiple handsets; and a content standards and ratings system globally adopted by major wireless carriers to assist with the responsible deployment of age-verified content.  Twistbox has distribution and service agreements with many of the largest mobile operators in the world.

Twistbox is headquartered in the Los Angeles area and has offices in Europe that provide local sales and marketing support for both mobile operators and third party distribution in their respective regions.

On October 23, 2008 the Company completed an acquisition of 100% of the issued and outstanding share capital of AMV Holding Limited, a United Kingdom private limited company (“AMV”), and 80% of the issued and outstanding share capital of Fierce Media Ltd (“Fierce”).

AMV is a leading mobile media and marketing company delivering games and lifestyle content directly to consumers in the United Kingdom, Australia, South Africa and various other European countries. AMV markets its well established branded services through a unique Customer Relationship Management platform that drives revenue through mobile internet, print and TV advertising. AMV is headquartered in Marlow, outside of London in the United Kingdom.

On May 10, 2010, an administrator was appointed over AMV Holding Limited in the UK, at the request of the Company’s senior debt holder. As from that date, AMV and its subsidiaries are considered to be a discontinued operation. AMV and its subsidiaries were subsequently disposed, as set out in Note 8 below.

On May 11, 2010, Mandalay Media merged into its wholly-owned, newly formed subsidiary, NeuMedia Inc. (“NeuMedia”), with NeuMedia as the surviving corporation. NeuMedia issued: (1) one new share of common stock in exchange for each share of Mandalay Media’s outstanding common stock and (2) one new share of preferred stock in exchange for each share of Mandalay Media’s outstanding preferred stock as of May 11, 2010. NeuMedia’s preferred and common stock had the same status and par value as the respective stock of Mandalay Media and NeuMedia acceded to all the rights, acquired all the assets and assumed all of the liabilities of Mandalay Media.

On June 21, 2010, the Company signed and closed an agreement whereby ValueAct and the AMV Founders, acting through a newly formed company, acquired the operating subsidiaries of AMV (the “Assets”) in exchange for the release of $23,231 of secured indebtedness, comprising of a release of all amounts due and payable under the AMV Note and all of the amounts due and payable under the ValueAct Note (as defined below) except for $3,500 in principal. The Company retained all assets and liabilities of Twistbox and the Company other than the Assets. See Note 8 for further discussion on the discontinued operations.

On December 28, 2011, the Company issued 50,000 shares of the Company’s common stock as part of the consideration for in exchange for the assets of Digital Turbine Group, LLC, the developer of Digital Turbine (“DT”), a technology platform that allows media companies, mobile carriers, and their OEM handset partners to take advantage of multiple mobile operating systems across multiple networks, and offers solutions that allow them to maintain their own branding and personalized, one-to-one relationships with each end-user. DT’s cross-platform user interface and multimedia management system for carriers and OEMs can be integrated with different operating systems to provide a more organized and unified experience for end-users of mobile content across search, discovery, billing, and delivery. Other aspects of the platform, such as a smart content discovery toolbar, allows carriers and OEMs to control the data presented to their users while giving the end-user a more efficient way of finding and purchasing the desired content.